Debt - Schedule of Debt Instruments (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015		Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt, Net			$ 9,345,000,000			$ 6,500,000,000
Current Debt, Working Capital Facility		$ 98,500,000	15,000,000	[1],[2]		0	[1],[2]
Unamortized Debt Issuance Costs, Noncurrent		(182,944,000) [3]	(154,551,000)	[3],[4]		(127,491,000)	[4]
Long-term Debt		11,330,473,000	9,205,559,000			6,389,775,000
Total Debt, Net		11,428,973,000	9,220,559,000			6,389,775,000
Accounting Standards Update 2015-03 [Member] | Debt Issuance Costs, Net [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Costs, Noncurrent			(154,600,000)			(127,500,000)
Accounting Standards Update 2015-03 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Costs, Noncurrent			154,600,000			127,500,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net			2,000,000,000			2,000,000,000
Long-term Debt		$ 2,007,573,000	$ 2,008,718,000					$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%	5.625%					5.625%
Debt Instrument, Unamortized Premium		$ 7,573,000	$ 8,718,000			10,177,000
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net			1,000,000,000			1,000,000,000
Long-term Debt		$ 1,000,000,000	$ 1,000,000,000					$ 1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.25%	6.25%					6.25%
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net			$ 1,500,000,000			$ 1,500,000,000
Long-term Debt		$ 1,505,844,000	$ 1,506,392,000					$ 1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%	5.625%			5.625%		5.625%
Debt Instrument, Unamortized Premium		$ 5,844,000	$ 6,392,000			$ 7,089,000
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net			2,000,000,000			2,000,000,000
Long-term Debt		$ 2,000,000,000	$ 2,000,000,000			$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%	5.75%			5.75%
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net			$ 2,000,000,000			$ 0
Long-term Debt		$ 2,000,000,000	$ 2,000,000,000		$ 2,000,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		5.625%	5.625%		5.625%
2026 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 1,500,000,000	$ 0
Debt Instrument, Interest Rate, Stated Percentage		5.875%
2027 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage		5.00%
2015 Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	[5],[6]		845,000,000			0
Long-term Debt		$ 0	$ 845,000,000
Working Capital Facility [Member]
Debt Instrument [Line Items]
Current Debt, Working Capital Facility		98,500,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,200,000,000.0
LC Agreement [Member]
Debt Instrument [Line Items]
Letter of Credit, Drawn Amount						0
Line of Credit Facility, Maximum Borrowing Capacity						$ 325,000,000
London Interbank Offered Rate (LIBOR) [Member] | Working Capital Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%	1.75%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | 2015 Credit Facilities [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.30%	1.30%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | 2015 Credit Facilities [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%	1.75%
Base Rate [Member] | 2015 Credit Facilities [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%	1.75%
Base Rate [Member] | Working Capital Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%	0.75%

[1]	Matures on December 31, 2020, with various terms for underlying loans as further described below under Working Capital Facility. As of December 31, 2014, no loans were outstanding under the $325.0 million senior letter of credit and reimbursement agreement that was entered into in April 2014 (the “LC Agreement”) it replaced.
[2]	Variable interest rates, based on LIBOR or the base rate, as further described below under Working Capital Facility.
[3]	Effective January 1, 2016, we adopted ASU 2015-03 and ASU 2015-15, which require debt issuance costs related to term notes to be presented in the balance sheet as a direct deduction from the debt liability, rather than as an asset, retrospectively for each reporting period presented. As a result, we reclassified $154.6 million from debt issuance costs, net to long-term debt, net as of December 31, 2015.
[4]	Effective January 1, 2016, we adopted ASU 2015-03 and ASU 2015-15, which require debt issuance costs related to term notes to be presented in the balance sheet as a direct deduction from the debt liability, rather than as an asset, retrospectively for each prior reporting period presented. As a result, we reclassified $154.6 million and $127.5 million from debt issuance costs, net to long-term debt, net as of December 31, 2015 and 2014, respectively.
[5]	Matures on the earlier of December 31, 2020 or the second anniversary of the completion date of Trains 1 through 5 of the Liquefaction Project.
[6]	Variable interest rate, at our election, is LIBOR or the base rate plus the applicable margin. The applicable margins for LIBOR loans range from 1.30% to 1.75%, depending on the applicable 2015 Credit Facility, and the applicable margin for base rate loans is 1.75%. Interest on LIBOR loans is due and payable at the end of each LIBOR period, and interest on base rate loans is due and payable at the end of each quarter.